Document and Entity Information	6 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	DIAGEO plc
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Entity Central Index Key	0000835403
Current Fiscal Year End Date	--06-30